Recently Issued Accounting Standards (Policies)	12 Months Ended
Dec. 31, 2025
Recently issued accounting standards [Abstract]
New and Amended Standards and Interpretations
New and amended standards and interpretations

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

 IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements. The initial expected material impacts on Company’s financial statements are, as follows:

▪ Equity interest in net result of associated companies, interest income and dividends received will be classified in the investing category within the statement of profit or loss.

▪ Foreign exchange difference will be classified in the category where the related income and expense form the item giving rising to the foreign exchange difference.

▪ New disclosures could be added: (a) management-defined performance measures; (b) specified expense by nature if expenses are presented by function in the operating category of the statement of profit or loss; and (c) a reconciliation for each line item in the statement of profit or loss between the restated amounts presented applying IFRS 18 and the amounts previously presented applying IAS 1.

▪ Interest received will be classified in the investing activities, on the statement of cash flows.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted.

As the Company’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.

Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments). The Amendments include:

▪ A clarification that a financial liability is derecognised on the ‘settlement date’ and the introduction of an accounting policy choice (if specific conditions are met) to derecognise financial liabilities settled using an electronic payment system before the settlement date.

▪ Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features should be assessed.

▪ Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.

▪ The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI).

The Amendments are effective for annual periods starting on or after 1 January 2026 with early adoption permitted for classification of financial assets and related disclosures only.

The Company is currently in the process of evaluating the impact of the amendments and, at this stage, does not anticipate that the amendments will have a material effect on the Company’s financial statements.

Annual Improvements to IFRS Accounting Standards - Volume 11

In July 2024, the IASB issued nine narrow scope amendments as part of its periodic maintenance of IFRS accounting standards. The amendments include clarifications, simplifications, corrections or changes to improve consistency in IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial instruments: Disclosure and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statements of Cash Flows.

The amendments will be effective for reporting periods beginning on or after 1 January 2026. Earlier application is permitted and must be disclosed.

The amendments are not expected to have a material impact on the Company’s financial statements.

Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature dependent Electricity. The amendments apply only to contracts that reference nature-dependent electricity; the amendments:

▪ Clarify the application of the ‘own-use’ requirements for in-scope contracts.

▪ Amend the designation requirements for a hedged item in a cash flow hedging relationship for in-scope contracts.

▪ Add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The amendments will take effect for annual reporting periods starting on or after 1 January 2026. Early adoption is allowed, but it must be disclosed. The amendments concerning the own-use exception are to be applied retrospectively, while the hedge accounting amendments should be applied prospectively to new hedging relationships designated from the initial application date. Additionally, the IFRS 7 disclosure amendments must be implemented alongside the IFRS 9 amendments. If an entity does not restate comparative information, it cannot present comparative disclosures.

The Company does not expect that the amendments will have a material impact on its financial statements.